Consolidated Statements of Changes in Shareholder’s Equity - USD ($)	Share capital	Share subscriptions received	Contributed surplus	Accumulated other comprehensive income (loss)	Deficit	Total
Balance as of beginning at Dec. 31, 2020	$ 26,653,141		$ 2,019,445	$ 7,521,888	$ (23,788,515)	$ 12,405,959
Balance as of beginning (in Shares) at Dec. 31, 2020	59,453,218
Private placements	$ 11,966,494					11,966,494
Private placements (in Shares)	5,000,000
Share issuance costs	$ (1,191,042)		428,140			(762,902)
Shares issued for exercise of warrants	$ 2,799,780		(166,751)			2,633,029
Shares issued for exercise of warrants (in Shares)	2,052,843
Shares issued for exercise of stock options	$ 557,611		(269,039)			288,572
Shares issued for exercise of stock options (in Shares)	590,000
Stock option expense			1,425,645			1,425,645
Shares issued for Azarga asset acquisition (Note 10)	$ 121,796,381					121,796,381
Shares issued for Azarga asset acquisition (Note 10) (in Shares)	31,806,617
Replacement options for Azarga asset acquisition (Note 10)			5,496,037			5,496,037
Replacement warrants for Azarga asset acquisition (Note 10)			3,259,306			3,259,306
Adjustment to investment in associate			469,320			469,320
Cumulative translation adjustment				(1,325,855)		(1,325,855)
Loss for the year					(8,563,473)	(8,563,473)
Balance as of ending at Dec. 31, 2021	$ 162,582,365		12,662,103	6,196,033	(32,351,988)	149,088,513
Balance as of ending (in Shares) at Dec. 31, 2021	98,902,678
Private placements	$ 23,057,411					23,057,411
Private placements (in Shares)	6,535,947
Share issuance costs	$ (2,146,218)		672,343			(1,473,875)
Shares issued for exercise of warrants	$ 2,599,999		(147,772)			2,452,227
Shares issued for exercise of warrants (in Shares)	2,291,642
Shares issued for exercise of stock options	$ 3,905,580		(2,728,487)			1,177,093
Shares issued for exercise of stock options (in Shares)	1,016,436
Stock option expense			5,744,656			5,744,656
Shares issued for services	$ 611,113					611,113
Shares issued for services (in Shares)	193,348
Share subscriptions received		51,558,624				51,558,624
Adjustment to investment in associate			15,675			15,675
Cumulative translation adjustment				(665,809)		(665,809)
Loss for the year					(16,515,389)	(16,515,389)
Balance as of ending at Dec. 31, 2022	$ 190,610,250	$ 51,558,624	$ 16,218,518	$ 5,530,224	$ (48,867,377)	$ 215,050,239
Balance as of ending (in Shares) at Dec. 31, 2022	108,940,051